Interest-bearing loans and borrowings - Schedule of future lease payments for leaseback agreement maturity (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,032,006	$ 1,712,180
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Borrowings	180,038	236,493
Between 1 and 5 years
Disclosure of detailed information about borrowings [line items]
Borrowings	1,648,383	1,373,194
More than 5 years
Disclosure of detailed information about borrowings [line items]
Borrowings	203,585	102,493
Sale and leaseback agreement - lease payments
Disclosure of detailed information about borrowings [line items]
Borrowings	45,305	56,545
Sale and leaseback agreement - lease payments | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Borrowings	22,667	22,667
Sale and leaseback agreement - lease payments | Between 1 and 5 years
Disclosure of detailed information about borrowings [line items]
Borrowings	22,638	33,878
Sale and leaseback agreement - lease payments | More than 5 years
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0	$ 0